EMPLOYEE POST-RETIREMENT BENEFITS - Savings, Payments, Future Benefits and Assumptions (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other post-retirement benefit plans, Savings Plan and DC Plans
Company's expected funding contributions for savings plan and DC Plans	$ 69
Health care benefits
Assumed average annual rate of increase in the per capita cost of covered health care benefits	6.10%
Percentage level to which average annual rate was assumed to decrease	4.80%
Pension Benefit Plans
DB Plans
Company's expected funding contributions	$ 32
Estimated future benefit payments, which reflect expected future service
2023	210
2024	214
2025	217
2026	221
2027	224
2028 to 2032	$ 1,160
Weighted average actuarial assumptions adopted in measuring the benefit obligations
Discount rate	5.15%	3.05%
Rate of compensation increase	3.30%	2.95%
Weighted average actuarial assumptions adopted in measuring the net benefit plan costs
Discount rate	3.05%	2.70%	3.20%
Expected long-term rate of return on plan assets	6.10%	6.15%	6.40%
Rate of compensation increase	3.00%	2.60%	3.00%
Net benefit cost
Service cost	$ 145	$ 171	$ 155
Other components of net benefit cost
Interest cost	125	119	133
Expected return on plan assets	(239)	(234)	(230)
Amortization of actuarial loss	10	23	21
Amortization of regulatory asset	12	27	25
Curtailment gain	0	(5)	0
Settlement gain – AOCI	(2)	(2)	0
Other components of net benefit cost	(94)	(72)	(51)
Net Benefit Cost Recognized	51	99	104
Pre-tax amounts recognized in AOCI
Net loss	38	147	358
Pre-tax amounts recognized in OCI
Amortization of net loss from AOCI to net income	(10)	(23)	(21)
Curtailment	0	0	0
Settlement	2	2	0
Funded status adjustment	(101)	(190)	(18)
Total pre-tax amounts recognized in OCI	(109)	$ (211)	$ (39)
Other Post-Retirement Benefit Plans
DB Plans
Company's expected funding contributions	6
Estimated future benefit payments, which reflect expected future service
2023	25
2024	24
2025	24
2026	23
2027	23
2028 to 2032	$ 111
Weighted average actuarial assumptions adopted in measuring the benefit obligations
Discount rate	5.45%	3.10%
Rate of compensation increase	0.00%	0.00%
Weighted average actuarial assumptions adopted in measuring the net benefit plan costs
Discount rate	3.10%	2.80%	3.35%
Expected long-term rate of return on plan assets	3.25%	3.00%	3.50%
Rate of compensation increase	0.00%	0.00%	0.00%
Net benefit cost
Service cost	$ 5	$ 6	$ 6
Other components of net benefit cost
Interest cost	13	12	14
Expected return on plan assets	(14)	(13)	(14)
Amortization of actuarial loss	1	2	2
Amortization of regulatory asset	1	2	2
Curtailment gain	0	0	0
Settlement gain – AOCI	0	0	0
Other components of net benefit cost	1	3	4
Net Benefit Cost Recognized	6	9	10
Pre-tax amounts recognized in AOCI
Net loss	24	5	22
Pre-tax amounts recognized in OCI
Amortization of net loss from AOCI to net income	(1)	(2)	(2)
Curtailment	0	3	0
Settlement	0	0	0
Funded status adjustment	20	(18)	3
Total pre-tax amounts recognized in OCI	$ 19	$ (17)	$ 1